Business combination (Details 5)					1 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Feb. 28, 2013 Unknown Worlds CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2013 Unknown Worlds CNY	Feb. 28, 2013 Unknown Worlds Completed game CNY
Business combination disclosures
Total consideration transferred					5,098,956	10,803,330
Percentage of equity interests acquired					20.00%	40.00%
Ownership percentage after all transactions					60.00%
Allocation of purchase price
Intangible assets								7,410,000
Other identifiable tangible assets and liabilities					11,941,000
Identifiable net assets acquired					19,351,000
Cash consideration					5,099,000
Previous held equity interest on acquisition date					17,039,000
Non-controlling interest					12,084,000
Goodwill					14,871,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation					3,444,000
Total goodwill arising from business combination	84,455,933	511,270,880	408,829,417	466,328,513	18,315,000
Weighted average amortization period at the acquisition date								1 year 10 months 24 days
Goodwill measurement period adjustment							0